Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance	$ 303,508	$ 405,902	$ 281,632
Other Real Estate Owned Write Downs	(42,366)	(43,861)	(32,783)
Other Real Estate Owned Additions	158,851	232,997	303,374
Other Real Estate Owned Sales	(147,907)	(293,017)	(142,657)
Othe Real Estate Owned Other Adjustments	(6,320)	1,487	(3,664)
Other Real Estate Owned Ending Balance	265,766	303,508	405,902
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance	86,852	130,982	82,267
Other Real Estate Owned Write Downs	(3,628)	(9,525)	(10,823)
Other Real Estate Owned Additions	65,300	82,985	108,312
Other Real Estate Owned Sales	(49,618)	(118,596)	(46,091)
Othe Real Estate Owned Other Adjustments	(2,389)	1,006	(2,683)
Other Real Estate Owned Ending Balance	96,517	86,852	130,982
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Or Construction [Member]
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance	48,649	135,862	90,230
Other Real Estate Owned Write Downs	(7,112)	(11,377)	(13,727)
Other Real Estate Owned Additions	16,200	32,175	110,947
Other Real Estate Owned Sales	(20,042)	(108,254)	(51,422)
Othe Real Estate Owned Other Adjustments	1,288	243	(166)
Other Real Estate Owned Ending Balance	38,983	48,649	135,862
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance	47,792	39,660	31,359
Other Real Estate Owned Write Downs	(4,969)	(4,102)	(767)
Other Real Estate Owned Additions	21,769	30,037	23,195
Other Real Estate Owned Sales	(19,028)	(17,720)	(13,122)
Othe Real Estate Owned Other Adjustments	(692)	(83)	(1,005)
Other Real Estate Owned Ending Balance	44,872	47,792	39,660
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Or Construction [Member]
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance	120,215	99,398	77,776
Other Real Estate Owned Write Downs	(26,657)	(18,857)	(7,466)
Other Real Estate Owned Additions	55,582	87,800	60,920
Other Real Estate Owned Sales	(59,219)	(48,447)	(32,022)
Othe Real Estate Owned Other Adjustments	(4,527)	321	190
Other Real Estate Owned Ending Balance	$ 85,394	$ 120,215	$ 99,398